Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) $ in Thousands, ₪ in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2010 ILS (₪)	Jun. 30, 2010 USD ($)
Derivative [Line Items]
Derivative, Notional Amount			₪ 1.1	$ 287,000
Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	$ 748,916	$ 192,454
Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	495,036	383,214
Euro | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	102,485	81,037
Euro | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	414,211	282,760
United Kingdom, Pounds | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	6,764	3,662
United Kingdom, Pounds | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	23,559	39,226
NIS | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	598,200	71,200
NIS | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	0	0
Other | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	41,467	36,555
Other | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	$ 57,266	$ 61,228